SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 15, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	iShares Enhanced Large Cap Core Active ETF, a series of BlackRock ETF Trust, Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of a new series of the Trust, iShares Enhanced Large Cap Core Active ETF (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A of the Trust on behalf of iShares Infrastructure Active ETF, which was filed on April 25, 2025 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	Portfolio Turnover

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

•	Performance Information

•	Purchase and Sale of Fund Shares

•	Tax Information

•	Payments to Broker-Dealers and Other Financial Intermediaries

•	Portfolio Holdings Information

•	Shareholder Information

•	Buying and Selling Shares

•	Book Entry

•	Share Prices

•	Dividends and Distributions

•	General Policies

•	Dividend Reinvestment Service

•	Note on Tax Information

•	Taxes

•	Taxes on Sales of Shares

•	FATCA

•	Householding

•	Distribution

•	Financial Highlights

•	Disclaimers

Statement of Additional Information—Part I:

•	Exchange Listing and Trading

•	Proxy Voting Policy

•	Continuous Offering

•	Brokerage Transactions

•	Additional Information Concerning the Trust

•	Creation and Redemption of Creation Units

•	Procedures for Creation of Creation Units

•	Role of the Authorized Participant

•	Purchase Orders

•	Timing of Submission of Purchase Orders

•	Redemption of Creation Units

•	Custom Baskets

•	Taxation on Creations and Redemptions of Creation Units.

•	Financial Statements

•	Miscellaneous Information

Statement of Additional Information—Part II:

•	Appendix A – Description of Bond Ratings

•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn

Colin Hill

Bernie Zamichow